Operating expenses (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Expenses [Abstract]
Schedule of operating expenses	Note 6: Operating expenses

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m	Half-year to 31 Dec 2024 £m

Staff costs:
Salaries and social security costs	1,908	1,914	1,905
Pensions and other post-retirement benefit schemes (note 7)	270	276	250
Restructuring and other staff costs	294	214	113
	2,472	2,404	2,268
Premises and equipment costs[1]	260	196	258
Depreciation and amortisation	1,748	1,705	1,721
UK bank levy	–	–	147
Regulatory and legal provisions (note 14)	37	95	804
Other	1,228	1,365	1,229
Operating expenses before adjustment for:	5,745	5,765	6,427
Amounts attributable to the acquisition of insurance and participating investment contracts	(89)	(88)	(94)
Amounts reported within insurance service expenses	(216)	(225)	(184)
Total operating expenses	5,440	5,452	6,149
[1]Net of losses on disposal of operating lease assets of £3 million (half-year to 30 June 2024: profit of £37 million; half-year to
31 December 2024: profit of £22 million).